Treasury risk management - Summary of Currency Derivatives Outstanding (Detail)		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(889)	(1,933)
EUR [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	[1]	(743)	(1,002)
GBP [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(325)	(548)
USD [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		640	538
SEK [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(94)	(136)
CAD [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(108)	(126)
PLN [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(67)	(104)
Other [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(192)	(555)

[1]	Euro exposure relates to group companies having non - euro functional currencies.